Lease (Details Narrative)							3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Apr. 01, 2026 USD ($)	Jul. 01, 2025 USD ($)	Mar. 03, 2025 USD ($)	Jun. 26, 2024 USD ($)	May 01, 2022 USD ($) ft²	Jul. 01, 2021 USD ($) ft²	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2027 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 01, 2022 ft²	May 01, 2021 ft²
Defined Benefit Plan Disclosure [Line Items]
Lease rent expense							$ 22,005	$ 33,627	$ 38,745	$ 67,253		$ 111,990	$ 131,516
Related Party [Member] | STVentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Lease term						5 years
STVentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Lease term						14 years
Office space | ft²					2,976	5,978								5,978	2,976
Payments for rent	$ 7,335	$ 5,580	$ 11,209	$ 11,209	$ 10,711	$ 5,332
Lease rent expense									$ 38,745	$ 67,253		$ 111,990	$ 131,516
STVentures [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Payments for rent											$ 7,335